Changes of Accrued Restructuring Charges (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 10,793	¥ 885,000
Restructuring charges	415,878	34,102,000
Cash payments	(385,183)	(31,585,000)
Ending balance	$ 41,488	¥ 3,402,000